Securitisations and Covered Bonds (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Securitisations And Covered Bonds [Abstract]
Disclosure of Analysis of Securitisations and Covered Bonds	The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation (or for the covered bond programme assigned) and the carrying value of the notes in issue at 31 December 2022 and 2021 are listed below.

	Gross assets		External notes in issue		Notes issued to Santander UK plc/subsidiaries as collateral
	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
- Holmes	1,646	2,294	790	430	176	183
- Fosse	2,028	2,154	100	288	1,365	1,402
	3,674	4,448	890	718	1,541	1,585
Other asset-backed securitisation structures:
- Motor	6	38	7	41	—	—
Total securitisation programmes	3,680	4,486	897	759	1,541	1,585
Covered bond programmes
–Euro 35bn Global Covered Bond Programme	21,304	15,713	15,205	12,760	—	—
Total securitisation and covered bond programmes	24,984	20,199	16,102	13,519	1,541	1,585

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme
The following table sets out the internal and external issuances and redemptions in 2022 and 2021 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	2022	2021	2022	2021	2022	2021	2022	2021
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
–Holmes	—	—	0.6	—	0.1	0.2	0.2	0.4
–Fosse	—	—	—	—	—	—	0.2	—
–Langton	—	—	—	—	—	2.4	—	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	—	0.1	—	0.1
–Auto ABS UK Loans	—	—	—	—	—	0.1	—	0.1
Covered bond programme	—	—	4.2	—	0.1	—	1.7	6.5
	—	—	4.8	—	0.2	2.8	2.1	7.1